SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5.5 years
Radio spectrum license	15 years
Operating permits*	31.1 years
Customer relationships*	8.3 years
Licenses*	15 years
Supplier relationships*	10 years
Trade names*	20 years
Technology platform*	5 years
Non-complete agreements*	5 years
Internal use software	3.5 years
Customer contract*	7.8 years
*	Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with long-lived assets and acquired intangibles

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Impairment of property and equipment	35,793	106,311	—	—
Impairment of intangible assets	38,654	—	—	—
Impairment of other non-current assets	7,172	2,956	—	—

Schedule of total interest expenses capitalized during the period, the interest expenses

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2020, 2021 and 2022, was as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds payable	223,785	133,959	—	—
Interest expense and amortization cost of 2025, 2026 and 2027 Convertible Notes (Note 19)	18,880	25,919	58,350	8,460
Interest expense on bank and other borrowings	39,424	103,925	172,328	24,986
Interest expense on finance leases	130,196	124,567	104,088	15,091
Total interest costs	412,285	388,370	334,766	48,537
Less: Total interest costs capitalized	(31,676)	(53,420)	(61,461)	(8,911)
Interest expense, net	380,609	334,950	273,305	39,626